EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
EQUITY METHOD INVESTMENTS
Schedule of equity method investment
	As of December 31,
	2012	2013
Investee
Beijing Yesway Information Technology Co., Ltd.	3,791	3,165
Beijing GoldenTom Information Technology Co. Ltd.	12	—
Ariadne’s Thread Co. Ltd.	361	446
Total	4,164	3,611